Schedule of Investments (unaudited)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.0%
Communication Services — 15.2%
Diversified Telecommunication Services — 2.5%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,540,000	$1,780,692 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,200,000	2,222,255 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	968,077	889,061 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	40,000	41,324 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	577,575	554,060 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	1,455,489	1,396,686 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	770,000	789,510 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	430,000	440,362 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,370,000	1,412,482 (a)
Total Diversified Telecommunication Services				9,526,432
Entertainment — 0.4%
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,520,000	1,779,750
Media — 8.6%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	700,000	734,504 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,360,000	1,221,528
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,810,000	4,094,389 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	5,084,586
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	840,000	882,578 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	450,000	455,870 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,450,000	1,482,773 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,768,000	2,459,061
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,200,000	1,249,662 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	4,200,416
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,111,367	2,165,668 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	120,000	112,626 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	610,000	615,504 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	1,230,000	1,277,384 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	760,000	732,579 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	1,250,000	1,344,410 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	720,000	743,223 (a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000 GBP	2,635,113 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	615,898 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	530,000	537,451 (a)
Total Media				32,645,223
Wireless Telecommunication Services — 3.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,152,537 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,277,304 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	504,845 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	3,471,968 (a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,151,211
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	$461,999 (a)
Total Wireless Telecommunication Services				14,019,864

Total Communication Services				57,971,269
Consumer Discretionary — 13.7%
Automobile Components — 2.1%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,610,000	1,640,813 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	980,000	1,025,629 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,570,000	1,646,500 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,220,000	1,206,399 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	970,000	981,118 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,710,000	1,673,543 (a)
Total Automobile Components				8,174,002
Automobiles — 1.1%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,040,000	981,137 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,500,000	3,027,500 (a)
Total Automobiles				4,008,637
Diversified Consumer Services — 0.3%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,095,000	1,132,323
Hotels, Restaurants & Leisure — 7.6%
Carnival Corp., Senior Notes	6.125%	2/15/33	980,000	1,012,453 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	6,336,054
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	2,879,250 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,354,296 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	421,454 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,992,852 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,510,000	1,557,815 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,280,714 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,450,000	1,480,738 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	3,000,000	3,028,110 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000	2,562,730 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	140,060 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,970,888 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,054,000	1,044,898 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,873,076 (a)
Total Hotels, Restaurants & Leisure				28,935,388
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,080,000	1,086,826 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	530,000	556,419 (a)
Total Household Durables				1,643,245
Specialty Retail — 2.2%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	2,102,809 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	749,571 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	720,000	665,608 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,770,000	1,703,648 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,700,000	1,777,339
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,380,000	$1,361,050 (a)
Total Specialty Retail				8,360,025

Total Consumer Discretionary				52,253,620
Energy — 15.9%
Energy Equipment & Services — 1.0%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,900,000	1,844,476 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	883,629 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,010,000	1,006,715 (a)
Total Energy Equipment & Services				3,734,820
Oil, Gas & Consumable Fuels — 14.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	530,936 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,840,000	1,903,990 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	2,530,000	2,402,518 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,320,000	1,312,014 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000	3,061,352
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000	1,909,044 (c)(d)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	2,280,000	2,198,775 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	880,000	904,468 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	5,920,000	6,877,032
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	889,189	924,757 (a)(d)(e)(f)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,020,000	1,187,633 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	1,200,000	1,169,141 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,091,518
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,940,000	1,990,946 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,397,522
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,107,262 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	866,665
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	632,674
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	320,000	338,102 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,179,264 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	410,000	425,407 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,971,000	2,026,267 (a)(c)(d)
Sunoco LP, Senior Notes	5.625%	3/15/31	970,000	977,612 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,180,000	2,513,665 (a)(c)(d)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	390,000	375,626 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,260,000	3,369,854 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	690,000	705,372 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	640,000	701,113 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	530,000	543,123 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	730,000	722,698 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	680,000	641,182 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	333,243
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	570,000	491,893
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,560,000	$3,049,821
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	704,169
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,690,000	2,683,620
YPF SA, Senior Notes	6.950%	7/21/27	530,000	534,634 (a)
Total Oil, Gas & Consumable Fuels				56,784,912

Total Energy				60,519,732
Financials — 8.0%
Banks — 1.6%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,558,654 (a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	670,000	681,177 (c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,688,528 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,992,039 (c)(d)
Total Banks				5,920,398
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	939,375 (g)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(e)(f)(h)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	660,000	685,025 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	640,000	682,432 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	2,010,000	2,211,400 (a)(c)(d)
Total Capital Markets				4,518,232
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,910,000	1,910,000 (a)(e)(i)
Financial Services — 2.5%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000 GBP	1,674,016 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	530,000	546,354 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	410,000	422,658 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,640,000	2,775,567 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,030,000	1,065,282 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	706,018	264,757 *(a)(j)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	818,900 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	770,000	776,246 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	380,000	394,423 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	838,120 (a)
Total Financial Services				9,576,323
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	370,000	382,779 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	910,000	919,777 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,700,000	$2,802,942 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,120,726 (a)
Total Insurance				5,226,224
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	420,000	406,568 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	510,000	508,127 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,330,000	1,272,549 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	750,000	793,014 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	190,000	195,708 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,175,966

Total Financials				30,327,143
Health Care — 7.2%
Health Care Providers & Services — 4.4%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,790,000	1,594,801 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,910,000	1,702,880 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,286,000	2,497,889 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,460,000	1,535,305 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	6,033,000	6,564,800
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,720,000	1,854,062 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	1,039,571 (a)
Total Health Care Providers & Services				16,789,308
Pharmaceuticals — 2.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	3,693,000	3,843,552 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	9,909 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	210,000	169,312 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	820,000	734,515 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	890,658
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,150,000	1,325,594
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,420,000	1,491,381
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,931,739
Total Pharmaceuticals				10,396,660

Total Health Care				27,185,968
Industrials — 10.8%
Aerospace & Defense — 1.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	380,000	393,241 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	198,454 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	3,119,963 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	533,449 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	80,000	84,631 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	875,000	920,693 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,020,000	1,062,502 (a)
Total Aerospace & Defense				6,312,933
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	518,615 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,700,000	1,770,610 (a)
Total Building Products				2,289,225
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 4.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	280,000	$278,580
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,503,400
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,160,000	3,460,747
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,273,504
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	550,000	577,732 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	1,890,000	1,938,972 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,250,000	1,308,394 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	630,000	644,769 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,180,000	2,254,654 (a)
Total Commercial Services & Supplies				15,240,752
Construction & Engineering — 0.8%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	655,956 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,307,532 (a)
Total Construction & Engineering				2,963,488
Ground Transportation — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,020,000	1,940,549 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	500,000	527,734 (a)
Total Ground Transportation				2,468,283
Machinery — 0.6%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,290,000	1,330,977 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	960,000	965,556
Total Machinery				2,296,533
Passenger Airlines — 2.0%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,670,000	3,753,678 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,980,000	2,072,104 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,890,000	1,905,755 (a)
Total Passenger Airlines				7,731,537
Trading Companies & Distributors — 0.5%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	170,000	179,014 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	710,000	753,292 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	1,042,923 (a)
Total Trading Companies & Distributors				1,975,229

Total Industrials				41,277,980
Information Technology — 4.7%
Communications Equipment — 1.6%
CommScope LLC, Senior Notes	7.125%	7/1/28	190,000	191,150 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,110,000	1,122,099 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,490,000	3,706,343 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,200,000	1,142,455 (a)
Total Communications Equipment				6,162,047
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	600,000	634,513 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	2,200,000	2,317,654 (a)
Total Electronic Equipment, Instruments & Components				2,952,167
IT Services — 1.0%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	690,000	677,356 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
CoreWeave Inc., Senior Notes	9.250%	6/1/30	2,830,000	$2,634,185 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	540,000	557,867 (a)
Total IT Services				3,869,408
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	1,120,000	1,162,338 (a)
Software — 0.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,870,000	1,955,254 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	680,000	674,340 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	560,000	579,847 (a)
Total Software				3,209,441
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	650,666 (a)

Total Information Technology				18,006,067
Materials — 2.8%
Chemicals — 0.6%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	410,000	420,026
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,820,000	1,890,525 (a)
Total Chemicals				2,310,551
Metals & Mining — 2.2%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	650,000	675,094 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000	969,922 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,120,000	2,233,619 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,410,000	3,645,962 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	790,000	831,167 (a)
Total Metals & Mining				8,355,764

Total Materials				10,666,315
Real Estate — 2.0%
Diversified REITs — 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000	852,924
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	140,000 GBP	160,897
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	460,000	491,592 (a)
Total Diversified REITs				1,505,413
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	212,337
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	800,000	818,990 (a)
Total Health Care REITs				1,031,327
Real Estate Management & Development — 0.7%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	319,090	15,157 (b)(g)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	259,874	5,197 (b)(g)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	343,038	6,861 (b)(g)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	3,377 (c)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	125,474	2,196 (b)(g)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000	$195,814 *(g)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	449,677 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,830,000	1,914,647 (a)
Total Real Estate Management & Development				2,592,926
Specialized REITs — 0.7%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	540,000	555,039 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,520,000	1,556,281 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	440,000	444,294 (a)
Total Specialized REITs				2,555,614

Total Real Estate				7,685,280
Utilities — 1.7%
Electric Utilities — 1.5%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	940,000	973,591 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	2,090,000	2,118,776 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	610,000	631,176 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	974,875 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	860,000	906,346 (a)
Total Electric Utilities				5,604,764
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	940,000	1,000,081 (a)

Total Utilities				6,604,845
Total Corporate Bonds & Notes (Cost — $292,945,002)				312,498,219
Senior Loans — 7.1%
Communication Services — 0.9%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	228,235	224,731 (d)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	1,310,000	1,307,891 (l)(m)
Total Interactive Media & Services				1,532,622
Media — 0.5%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	1,740,069	682,350 (b)(l)(m)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.606%	5/1/29	1,354,320	1,243,557 (d)(l)(m)
Total Media				1,925,907

Total Communication Services				3,458,529
Consumer Discretionary — 2.1%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.922-11.966%	1/2/40	1,319,729	1,319,728 (d)(e)(f)(l)(m)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	5/6/30	990,000	992,579 (d)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.987%	3/30/27	337,240	1,818 (d)(l)(m)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.843%	6/29/26	430,757	7,538 (d)(l)(m)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.843%	6/29/26	149,888	29,603 (d)(l)(m)
Total Automobile Components				2,351,266
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.129%	10/13/30	886,975	$889,388 (d)(l)(m)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	868,802	769,511 (d)(l)(m)
Total Diversified Consumer Services				1,658,899
Hotels, Restaurants & Leisure — 0.8%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.466%	9/20/30	942,895	945,252 (d)(l)(m)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.966%	1/27/29	1,224,555	1,225,669 (d)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.716%	3/14/31	736,875	740,114 (d)(l)(m)
Total Hotels, Restaurants & Leisure				2,911,035
Specialty Retail — 0.3%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.184%	3/3/28	988,030	979,572 (d)(l)(m)(n)

Total Consumer Discretionary				7,900,772
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	1,224,809	1,229,715 (d)(l)(m)

Financials — 0.8%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	589,010	589,128 (d)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	462,974	465,758 (d)(l)(m)
Financial Services — 0.5%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	5.672%	1/31/31	990,019	992,806 (d)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	7/31/31	249,375	247,869 (d)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.216%	7/31/31	691,280	682,677 (d)(l)(m)
Total Financial Services				1,923,352

Total Financials				2,978,238
Health Care — 0.7%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	10/23/28	397,751	399,380 (d)(l)(m)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.655%	5/16/31	2,468,813	2,479,676 (d)(l)(m)

Total Health Care				2,879,056
Industrials — 1.2%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.216%	2/28/31	982,538	987,337 (d)(l)(m)
Building Products — 0.3%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.184%	5/17/28	391,795	321,305 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.966%	2/10/32	893,250	$897,015 (d)(l)(m)
Total Building Products				1,218,320
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.947%	4/30/30	980,174	987,383 (d)(l)(m)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	1,559,051	635,625 *(e)(f)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.750%	1/2/40	340,188	339,125 (d)(l)(m)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	84,369	72,980 (n)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	166,632	166,111 (n)
Total Passenger Airlines				1,213,841

Total Industrials				4,406,881
Information Technology — 1.0%
Software — 1.0%
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.090%	7/1/31	792,000	789,461 (d)(l)(m)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	9/8/32	670,000	672,094 (d)(l)(m)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	2,238,750	2,357,919 (l)(m)
Total Software				3,819,474
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.622%	6/14/30	32,063	31,211 (d)(l)(m)

Total Information Technology				3,850,685
Materials — 0.1%
Chemicals — 0.1%
Hexion Holdings Corp., 2024 Refinancing Term Loan	—	3/15/29	500,000	483,483 (n)

Total Senior Loans (Cost — $28,550,838)				27,187,359
Asset-Backed Securities — 7.1%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.634%	4/20/37	390,000	385,772 (a)(d)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.520%	1/21/35	1,240,000	1,194,158 (a)(d)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.703%	10/22/37	745,000	748,482 (a)(d)
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	6.834%	1/20/35	480,000	481,194 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	500,000	500,236 (a)(d)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.528%	1/25/38	820,000	808,081 (a)(d)
Apidos Loan Fund Ltd., 2024-1A D1R (3 mo. Term SOFR + 2.700%)	6.827%	10/25/38	610,000	613,412 (a)(d)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.284%	4/20/36	980,000	973,391 (a)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.855%	7/15/37	770,000	773,236 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	770,000	773,784 (a)(d)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.234%	10/20/37	1,020,000	1,035,167 (a)(d)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.634%	4/19/35	300,000	299,331 (a)(d)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.408%	1/25/35	480,000	481,209 (a)(d)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.905%	10/15/37	670,000	674,425 (a)(d)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.257%	4/22/34	1,080,000	1,066,013 (a)(d)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.558%	4/25/36	510,000	510,016 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.384%	4/20/34	470,000	463,681 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.384%	4/20/35	280,000	$273,996 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.284%	1/20/38	1,260,000	1,260,184 (a)(d)
Golub Capital Partners CLO Ltd., 2024-76A E (3 mo. Term SOFR + 5.750%)	9.608%	10/25/37	300,000	302,982 (a)(d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	390,000	391,402 (a)(d)
Invesco CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.100%)	6.957%	10/22/34	530,000	532,016 (a)(d)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	550,000	546,879 (a)(d)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.305%	4/15/35	200,000	201,679 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.558%	1/25/38	1,050,000	1,050,732 (a)(d)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.782%	10/15/37	820,000	820,985 (a)(d)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.718%	10/18/35	910,000	907,510 (a)(d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	540,000	546,034 (a)(d)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.505%	8/26/34	970,000	970,063 (a)(d)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.736%	10/15/34	1,000,000	988,929 (a)(d)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.384%	7/20/35	600,000	599,074 (a)(d)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.332%	4/17/37	600,000	596,481 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.734%	7/19/37	220,000	220,920 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.834%	7/20/37	310,000	310,993 (a)(d)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	8.805%	10/15/32	550,000	548,493 (a)(d)
Peace Park CLO Ltd., 2021-1A ER (3 mo. Term SOFR + 4.900%)	8.784%	10/20/38	520,000	516,236 (a)(d)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.458%	1/25/37	1,140,000	1,131,450 (a)(d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.805%	7/15/40	800,000	807,905 (a)(d)
Trestles CLO Ltd., 2025-8A E (3 mo. Term SOFR + 5.500%)	9.797%	6/11/35	390,000	391,796 (a)(d)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.184%	4/18/37	280,000	282,788 (a)(d)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.570%	1/20/38	430,000	431,844 (a)(d)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.384%	4/20/37	140,000	141,035 (a)(d)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	390,000	387,058 (a)(d)

Total Asset-Backed Securities (Cost — $27,016,785)				26,941,052
Sovereign Bonds — 1.3%
Angola — 0.4%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,564,348 (a)
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	345,521	266,113 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,020,000	1,014,900 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	325,992 (a)
Total Argentina				1,607,005
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,678,085 (a)

Total Sovereign Bonds (Cost — $3,918,515)				4,849,438
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			54,456	$980,749 *

Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			24,439	713,985 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			346	87 *(e)(o)
Spirit Aviation Holdings Inc.			59,529	14,942 *

Total Industrials				15,029
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	958 *(e)

Total Common Stocks (Cost — $1,253,845)				1,710,721
	Rate
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.863%		32,708	802,654 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		10,320	220,126 (d)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.258%		18,881	430,864 (d)

Total Preferred Stocks (Cost — $1,521,861)				1,453,644
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	160,068	535,026 (b)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	250,000	250,000

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	52,000	56,550

Information Technology — 0.0%††
IT Services — 0.0%††
CoreWeave Inc., Senior Notes	1.750%	12/1/31	160,000	151,800 (a)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,243	503 (g)

Total Convertible Bonds & Notes (Cost — $631,070)				993,879
Collateralized Mortgage Obligations(p) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $529,997)	7.023%	1/25/40	530,000	537,829 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Rights	Value
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	4,046	$67,163 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $514,884)		3/12/30	42,296	10,616 *(a)(e)(o)
Total Investments before Short-Term Investments (Cost — $356,882,797)				376,249,920
	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $986,694)	3.739%		986,694	986,694 (q)(r)
Total Investments — 99.0% (Cost — $357,869,491)				377,236,614
Other Assets in Excess of Liabilities — 1.0%				3,758,039
Total Net Assets — 100.0%				$380,994,653

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	The coupon payment on this security is currently in default as of December 31, 2025.
(k)	The maturity principal is currently in default as of December 31, 2025.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Restricted security (Note 3).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $986,694 and the cost was $986,694 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$59,594,975	$924,757	$60,519,732
Financials	—	30,327,143	0 *	30,327,143
Other Corporate Bonds & Notes	—	221,651,344	—	221,651,344
Senior Loans:
Consumer Discretionary	—	6,581,044	1,319,728	7,900,772
Industrials	—	3,771,256	635,625	4,406,881
Other Senior Loans	—	14,879,706	—	14,879,706
Asset-Backed Securities	—	26,941,052	—	26,941,052
Sovereign Bonds	—	4,849,438	—	4,849,438
Common Stocks:
Consumer Discretionary	$713,985	—	—	713,985
Industrials	14,942	87	—	15,029
Other Common Stocks	—	981,707	—	981,707
Preferred Stocks	1,453,644	—	—	1,453,644
Convertible Bonds & Notes	—	993,879	—	993,879
Collateralized Mortgage Obligations	—	537,829	—	537,829
Rights	—	67,163	—	67,163
Warrants	—	10,616	—	10,616
Total Long-Term Investments	2,182,571	371,187,239	2,880,110	376,249,920
Short-Term Investments†	986,694	—	—	986,694
Total Investments	$3,169,265	$371,187,239	$2,880,110	$377,236,614

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,960,217	$19,403,886	19,403,886	$25,377,409	25,377,409

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$19,888	—	$986,694
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	346	3/25	$4,212	$87	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	42,296	3/25	514,884	10,616 (b)	0.25	0.00 (a)
Total			$519,096	$10,703		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report